Other Expenses (Other Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income and Expenses [Abstract]
Compensation	$ 352	$ 402	$ 357
Commissions	639	939	1,418
Volume-related costs	138	159	196
Affiliated interest costs on ceded reinsurance	212	271	271
Capitalization of DAC	(504)	(886)	(1,365)
Amortization of DAC and VOBA	50	1,035	1,159
Interest expense on debt and debt issuance costs	190	231	389
Premium taxes, licenses and fees	57	63	75
Professional services	41	25	50
Rent and related expenses	31	37	29
Other	453	444	402
Total other expenses	$ 1,659	$ 2,720	$ 2,981